Divestitures (Details) $ in Millions, $ in Billions			12 Months Ended
	Sep. 30, 2025 CAD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Before-tax gain (loss) on disposal	$ 119		$ 87	$ 119
Conventional
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from disposal of oil and gas assets				39
Before-tax gain (loss) on disposal				$ 51
Oil Sands
Disclosure of analysis of single amount of discontinued operations [line items]
Before-tax gain (loss) on disposal			(58)
Discontinued operations | Oil Sands | Other disposals of assets
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from disposal of oil and gas assets			75
Contingent consideration recognised as of acquisition date			$ 29
WRB Refining LP
Disclosure of analysis of single amount of discontinued operations [line items]
Share of equity investment	50.00%	50.00%
Proceeds from disposal of oil and gas assets	$ 1,900	$ 1.3
Assets in subsidiary or businesses acquired or disposed	3,000
Assets other than cash or cash equivalents in subsidiary or businesses acquired or disposed	$ (1,300)
Duvernay Energy Corporation
Disclosure of analysis of single amount of discontinued operations [line items]
Share of equity investment				30.00%
Before-tax gain (loss) on disposal				$ 65
Fair value of non-monetary assets contributed to joint venture				94
Other cash payments to acquire interests in joint ventures, classified as investing activities				18
Investments in joint ventures accounted for using equity method				$ 84